OPTIONS AND WARRANTS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) mo yr $ / shares shares	Mar. 31, 2015 USD ($) yr $ / shares shares
Options And Warrants 1		6,000,000
Options And Warrants 2		3,000,000
Options And Warrants 3 | $ / shares		$ 0.605
Options And Warrants 4		1,000,000
Options And Warrants 5		500,000
Options And Warrants 6		820,000
Options And Warrants 7 | $ / shares		$ 0.15
Options And Warrants 8		502,500
Options And Warrants 9		116,250
Options And Warrants 10		116,250
Options And Warrants 11		85,000
Options And Warrants 12		1,200,000
Options And Warrants 13		600,000
Options And Warrants 14 | $ / shares		$ 0.165
Options And Warrants 15		1,200,000
Options And Warrants 16		250,000
Options And Warrants 17 | $ / shares		$ 0.143
Options And Warrants 18		62,500
Options And Warrants 19		62,500
Options And Warrants 20		62,500
Options And Warrants 21		62,500
Options And Warrants 22		6,000,000
Options And Warrants 23		3,000,000
Options And Warrants 24 | $ / shares		$ 0.1455
Options And Warrants 25		3,000,000
Options And Warrants 26		3,000,000
Options And Warrants 27		20,000,000
Options And Warrants 28		35,000,000
Options And Warrants 29		6,000,000
Options And Warrants 30 | $ / shares		$ 0.15
Options And Warrants 31		1,600,000
Options And Warrants 32 | $ / shares		$ 0.115
Options And Warrants 33		1,300,000
Options And Warrants 34 | $ / shares		$ 0.10
Options And Warrants 35		887,500
Options And Warrants 36		137,500
Options And Warrants 37		137,500
Options And Warrants 38		137,500
Options And Warrants 39 | $		$ 2,428,782
Options And Warrants 40 | $		2,225,736
Options And Warrants 41 | $		0
Options And Warrants 42 | $		$ 38,735
Options And Warrants 43 | $ / shares		$ 0.10
Options And Warrants 44 | $ / shares		$ 0.125
Options And Warrants 45		9,829,455
Options And Warrants 46 | $ / shares		$ 0.10
Options And Warrants 47 | $		$ 982,945
Options And Warrants 48		9,829,455
Options And Warrants 49 | yr		5
Options And Warrants 50 | $ / shares		$ 0.125
Options And Warrants 51		4,699,800
Options And Warrants 52 | $ / shares		$ 0.10
Options And Warrants 53 | $		$ 469,980
Options And Warrants 54		4,699,800
Options And Warrants 55 | yr		5
Options And Warrants 56 | $ / shares		$ 0.125
Options And Warrants 57 | $		$ 600,000
Options And Warrants 58		3.4667%
Options And Warrants 59		3,600,000
Options And Warrants 60 | $ / shares		$ 0.125
Options And Warrants 61		900,000
Options And Warrants 62 | $		$ 800,000
Options And Warrants 63		3.4667%
Options And Warrants 64		3,600,000
Options And Warrants 65		5,100,000
Options And Warrants 66 | $ / shares		$ 0.10
Options And Warrants 67		900,000
Options And Warrants 68		665,822
Options And Warrants 69		680,277
Options And Warrants 70		347,271
Options And Warrants 71		789,940
Options And Warrants 72		905,267
Options And Warrants 73		90.00%
Options And Warrants 74 | $		$ 309,028
Options And Warrants 75 | $		309,028
Options And Warrants 76 | $		$ 43,148
Options And Warrants 1	6,000,000
Options And Warrants 2	3,000,000
Options And Warrants 3 | $ / shares	$ 0.605
Options And Warrants 4	1,000,000
Options And Warrants 5	500,000
Options And Warrants 6	820,000
Options And Warrants 7 | $ / shares	$ 0.15
Options And Warrants 8	502,500
Options And Warrants 9	116,250
Options And Warrants 10	116,250
Options And Warrants 11	85,000
Options And Warrants 12	1,200,000
Options And Warrants 13	600,000
Options And Warrants 14 | $ / shares	$ 0.165
Options And Warrants 15	1,200,000
Options And Warrants 16	250,000
Options And Warrants 17 | $ / shares	$ 0.143
Options And Warrants 18	62,500
Options And Warrants 19	62,500
Options And Warrants 20	62,500
Options And Warrants 21	62,500
Options And Warrants 22	6,000,000
Options And Warrants 23	3,000,000
Options And Warrants 24 | $ / shares	$ 0.1455
Options And Warrants 25	3,000,000
Options And Warrants 26	3,000,000
Options And Warrants 27	20,000,000
Options And Warrants 28	35,000,000
Options And Warrants 29	6,000,000
Options And Warrants 30 | $ / shares	$ 0.15
Options And Warrants 31	1,600,000
Options And Warrants 32 | $ / shares	$ 0.115
Options And Warrants 33	1,300,000
Options And Warrants 34 | $ / shares	$ 0.10
Options And Warrants 35	887,500
Options And Warrants 36	137,500
Options And Warrants 37	137,500
Options And Warrants 38	137,500
Options And Warrants 39 | $	$ 892,760
Options And Warrants 40 | $	2,198,838
Options And Warrants 41 | $	12,192
Options And Warrants 42 | $	$ 0
Options And Warrants 43 | $ / shares	$ 0.10
Options And Warrants 44 | $ / shares	$ 0.125
Options And Warrants 45	9,829,455
Options And Warrants 46 | $ / shares	$ 0.10
Options And Warrants 47 | $	$ 982,945
Options And Warrants 48	9,829,455
Options And Warrants 49 | yr	5
Options And Warrants 50 | $ / shares	$ 0.125
Options And Warrants 51	4,699,800
Options And Warrants 52 | $ / shares	$ 0.10
Options And Warrants 53 | $	$ 469,980
Options And Warrants 54	4,699,800
Options And Warrants 55 | yr	5
Options And Warrants 56 | $ / shares	$ 0.125
Options And Warrants 57 | $	$ 600,000
Options And Warrants 58	3.4667%
Options And Warrants 59	3,600,000
Options And Warrants 60 | $ / shares	$ 0.125
Options And Warrants 61	900,000
Options And Warrants 62 | $	$ 800,000
Options And Warrants 63	3.4667%
Options And Warrants 64	3,600,000
Options And Warrants 65	5,100,000
Options And Warrants 66 | $ / shares	$ 0.10
Options And Warrants 67	900,000
Options And Warrants 68	665,822
Options And Warrants 69	680,277
Options And Warrants 70	347,271
Options And Warrants 71	789,940
Options And Warrants 72	905,267
Options And Warrants 73	90.00%
Options And Warrants 74 | $	$ 309,028
Options And Warrants 75 | $	$ 50,000
Options And Warrants 76 | $ / shares	$ 0.07
Options And Warrants 77	8.00%
Options And Warrants 78	1
Options And Warrants 79	714,286
Options And Warrants 80 | $ / shares	$ 0.10
Options And Warrants 81 | $	$ 50,000
Options And Warrants 82	1
Options And Warrants 83 | $	$ 12,500
Options And Warrants 84 | $	$ 25,000
Options And Warrants 85 | $ / shares	$ 0.07
Options And Warrants 86	8.00%
Options And Warrants 87	1
Options And Warrants 88	357,143
Options And Warrants 89 | $ / shares	$ 0.10
Options And Warrants 90 | $	$ 25,000
Options And Warrants 91	1
Options And Warrants 92 | $	$ 6,250
Options And Warrants 93 | $	$ 25,000
Options And Warrants 94 | $ / shares	$ 0.07
Options And Warrants 95	8.00%
Options And Warrants 96	1
Options And Warrants 97	357,143
Options And Warrants 98 | $ / shares	$ 0.10
Options And Warrants 99 | $	$ 25,000
Options And Warrants 100 | yr	1
Options And Warrants 101 | $	$ 6,250
Options And Warrants 102 | $	$ 25,000
Options And Warrants 103 | $ / shares	$ 0.07
Options And Warrants 104	8.00%
Options And Warrants 105	1
Options And Warrants 106	357,143
Options And Warrants 107 | $ / shares	$ 0.10
Options And Warrants 108 | $	$ 25,000
Options And Warrants 109 | yr	1
Options And Warrants 110 | $	$ 6,250
Options And Warrants 111 | $	$ 25,000
Options And Warrants 112 | $ / shares	$ 0.07
Options And Warrants 113	8.00%
Options And Warrants 114	1
Options And Warrants 115	357,143
Options And Warrants 116 | $ / shares	$ 0.10
Options And Warrants 117 | $	$ 25,000
Options And Warrants 118 | yr	1
Options And Warrants 119 | $	$ 6,250
Options And Warrants 120 | $	$ 25,000
Options And Warrants 121 | $ / shares	$ 0.07
Options And Warrants 122	8.00%
Options And Warrants 123	1
Options And Warrants 124	357,143
Options And Warrants 125 | $ / shares	$ 0.10
Options And Warrants 126 | $	$ 25,000
Options And Warrants 127 | yr	1
Options And Warrants 128 | $	$ 6,250
Options And Warrants 129 | $	$ 25,000
Options And Warrants 130 | $ / shares	$ 0.07
Options And Warrants 131	8.00%
Options And Warrants 132	1
Options And Warrants 133	357,143
Options And Warrants 134 | $ / shares	$ 0.10
Options And Warrants 135 | $	$ 25,000
Options And Warrants 136 | yr	1
Options And Warrants 137 | $	$ 6,250
Options And Warrants 138 | $	$ 75,000
Options And Warrants 139 | $ / shares	$ 0.07
Options And Warrants 140	15.00%
Options And Warrants 141	7
Options And Warrants 142	1,600,000
Options And Warrants 143 | $ / shares	$ 0.10
Options And Warrants 144	500,000
Options And Warrants 145 | $	$ 75,000
Options And Warrants 146 | mo	7
Options And Warrants 147 | $	$ 0